Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Classes Of Inventories [Abstract]
Inventory cost	$ 28,038,207	$ 15,418,032
Other inventory costs	1,296,101	$ 1,409,562
Impairment loss on inventories	$ 2,081,943